Investment in equity securities at fair value (Tables)	12 Months Ended
Mar. 31, 2020
Investment in equity securities at fair value
Schedule of listed equity securities

		March 31,
	Note	2019	2020	2020
		RMB	RMB	US$

Listed equity securities
Cordlife Group Limited - listed on Singapore Exchange	(i)	49,270	40,653	5,741
Listed fund investment	(ii)	58,092	60,653	8,566
		107,362	101,306	14,307

Notes:

(i)

As of March 31, 2019 and 2020, the Group held 25,516,666 ordinary shares in CGL, respectively. CGL is a provider of cord blood banking services with operations in Singapore, Hong Kong, India, Indonesia, Malaysia and the Philippines (as well as brand presence in Bangladesh, Myanmar, Thailand and Vietnam), and is listed on the Singapore Exchange. As of March 31, 2019 and 2020, the Group’s equity interest in CGL was 10.1% and 10.0%, respectively.

(ii)	As of March 31, 2019 and 2020, the Group held an investment in industry specific fund which are classified as equity securities measured at fair value since they have readily determinable fair value.